Debt - Schedule of Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Debt and Financial Instruments [Line Items]
Total debt principal	$ 8,547	$ 8,701
Less: Debt balance held as subject to compromise	(7,600)	(7,705)
Total debt not subject to compromise	947	996
Total debt not subject to compromise	947	996
Less: current portion of debt principal	(91)	(511)
Long-term portion of debt principal	856	485
Credit Facility Ship Finance International Loans 375 Facility [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	237	251
Credit Facility Ship Finance International Loans 390 Facility [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	215	226
Credit Facility Ship Finance International Loans 475 Facility [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	285	309
Credit Facility Ship Finance International Loans Total [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	737	786
Secured Debt [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	5,476	5,581
Secured Debt [Member] | Credit Facility US 2000 North Atlantic Drilling [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	880	897
Secured Debt [Member] | Credit Facility US 400 [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	130	133
Secured Debt [Member] | Credit Facility US 440 [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	60	62
Secured Debt [Member] | Credit Facility US 1450 [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	311	318
Secured Debt [Member] | Credit facility US 360 Asia Off shore Drilling [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	210	210
Secured Debt [Member] | Credit Facility US300 [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	140	142
Secured Debt [Member] | Credit FacilityUS1750 Sevan Drilling [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	835	856
Secured Debt [Member] | Credit Facility US450 Eminence [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	255	261
Secured Debt [Member] | Credit Facility US 1500 [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	1,095	1,112
Secured Debt [Member] | Credit Facility US 1350 [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	913	931
Secured Debt [Member] | Credit Facility US 950 [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	549	558
Secured Debt [Member] | Credit Facility US 450 [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	98	101
Unsecured Debt [Member]
Debt and Financial Instruments [Line Items]
Less: Debt balance held as subject to compromise	(5,300)	(5,400)
Unsecured Debt [Member] | Floating Interest Rate Bonds [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	231	231
Unsecured Debt [Member] | Fixed Interest Rate Bonds1 [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	843	843
Unsecured Debt [Member] | US 500 Million Fixed Interest Bond [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	479	479
Unsecured Debt [Member] | NOK 1500 Million Floating Interest Rate Bond [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	182	182
Unsecured Debt [Member] | US600 Million Senior Unsecured Bond [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	413	413
Unsecured Debt [Member] | SEK1 500 Million Senior Unsecured Bond [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	186	186
Unsecured Debt [Member] | Total Bonds [Member]
Debt and Financial Instruments [Line Items]
Total debt principal	$ 2,334	$ 2,334